Intangible Assets - Carrying Amount and Residual Useful Lives of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 2,861,137	₩ 3,324,910	₩ 3,869,769
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	1,606,606
800MHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 109,789
Description	LTE service
Commencement of amortization	2021-07
Completion of amortization	2026-06
1.8GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 308,534
Description	LTE service
Commencement of amortization	2021-12
Completion of amortization	2026-12
2.6GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 364,250
Description	LTE service
Commencement of amortization	2016-09
Completion of amortization	2026-12
2.1GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 231,879
Description	W-CDMA and LTE service
Commencement of amortization	2021-12
Completion of amortization	2026-12
3.5GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 592,154
Description	5G service
Commencement of amortization	2019-04
Completion of amortization	2028-11